Investment- Equity Method and Joint Ventures Equity Method Investments and Joint Ventures, Narrative (Details) MBbls / d in Thousands, $ in Millions	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) MBbls / d	Dec. 02, 2014	Dec. 31, 2013 USD ($)	Jun. 01, 2013
Schedule of Equity Method Investments
Investment in joint venture	$ 0	$ 0		$ 0
Watson Cogeneration Company
Schedule of Equity Method Investments
Joint venture, Ownership Percentage					51.00%
Vancouver Energy
Schedule of Equity Method Investments
Throughput Capacity | MBbls / d		360
TRG
Schedule of Equity Method Investments
Joint venture, Ownership Percentage			50.00%
UBFS
Schedule of Equity Method Investments
Joint venture, Ownership Percentage			38.00%
Minimum | Vancouver Energy
Schedule of Equity Method Investments
Investment in joint venture		$ 95
Maximum | Vancouver Energy
Schedule of Equity Method Investments
Investment in joint venture		$ 105